Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties Balances and Transactions [Abstract]
Schedule of Balances with Related Parties	A.Balances with related parties:
	As of December 31,
	2023	2022
	U.S. dollars in thousands
Other payables – Officers and Directors	$1,012	$475
	$1,012	$475

Schedule of Transactions with Related Parties	B.Transactions with related parties:
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Salary fees(1)	$1,932	$1,510	$257
Directors consultancy fees(2)	310	310	29
Share based payment expense (refer to Note 10)	1,243	1,128	738
	$3,485	$2,948	$1,024
(1) Number of related parties	5	3	3
(2) Number of directors	5	5	4
1.	On June 1, 2021, the Company signed an employee agreement with its Chief Financial Officer according to which the Company will pay a monthly fee for his services. In addition, as part of the agreement, Chief Financial Officer was granted with 21,000 options (refer to Note 10(2)). Under the employment agreement, it was agreed that to the extent that economical value of the Options at such time that the Company consummates its IPO (the “Options Valuation”) will be, in the aggregate, less than $200 thousand, then the Company shall allocate to the Employee additional Options equal, in the aggregate, to the difference between the Options Valuation and $200 thousand.
2.	On October 31, 2021, the Company’s board of directors recommended that the shareholders approve, and on November 7, 2021 the Company’s shareholders approved, among others, the following: